Lease Prepayments	12 Months Ended
Dec. 31, 2017
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Lease Prepayments
16.	LEASE PREPAYMENTS

The Group’s long-term prepayment for land use rights represents prepaid operating lease payments for land use rights. The movement of lease prepayments for the years ended December 31, 2016 and 2017 are as follow:

	2016	2017
Beginning of the year	9,148	9,436
Addition	603	186
Amortization	(315)	(309)

End of the year	9,436	9,313